Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenue by the source of revenue stream for the three and six months ended June 30, 2019 and 2020:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2019	2020	2019	2020
Operating revenue:
Time charters	$37,735	$43,146	$78,357	$93,841
Voyage charters (*)	35,851	36,723	71,332	67,285
Voyage charters from Luna Pool collaborative arrangements (**)	—	2,596	—	2,596

Total operating revenue	$73,586	$82,465	$149,689	$163,722

Summary of Committed Time Charter Income for Future Periods	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each June 30, is as follows:

(in thousands)
Within 1 year:	$88,363
2 years:	$54,346
3 years:	$38,121
4 years:	$30,417
5 years:	$21,516
More than 5 years:	$38,421